OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
OTHER CURRENT LIABILITIES [Abstract]
Components of other current liabilities

(in thousands of $)	2013	2012
Deferred drydocking, operating cost and charterhire revenue	7,724	8,040
Mark-to-market interest rate swaps valuation (see note 32)	11,401	26,472
Mark-to-market currency swaps valuation (see note 32)	729	94
Current portion of the deferred tax benefit arising on intra-group transfer of long-term assets (see note 27)	3,487	3,156
Other	571	244
	23,912	38,006